Goodwill And Other Intangible Assets	9 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is generally not deductible for tax purposes. The following table presents the goodwill activity for the periods presented (in thousands):

Goodwill—December 31, 2010	$—
CardMunch acquisition (unaudited)	1,564

Goodwill—September 30, 2011	$1,564

Other Intangible Assets

The following table presents the detail of other intangible assets for the periods presented (dollars in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life
December 31, 2009:
Patent	$628	$(331)	$297	1.4 years
December 31, 2010:
Patent	$628	$(540)	$88	0.4 years
Developed technology	2,206	(272)	1,934	2.3 years
Non-compete agreements	424	(66)	358	1.5 years
Workforce in place	3,259	(407)	2,852	1.8 years

Total	$6,517	$(1,285)	$5,232	1.9 years

September 30, 2011 (unaudited):
Patent	$628	$(628)	$—	0.0 years
Developed technology	3,119	(1,210)	1,909	1.9 years
Non-compete agreements	528	(298)	230	1.1 years
Workforce in place	3,259	(1,629)	1,630	1.0 years

Total	$7,534	$(3,765)	$3,769	1.5 years

Amortization expense for the years ended December 31, 2008, 2009 and 2010, and the nine months ended September 30, 2010 and 2011, was $122,000, $209,000, $954,000, $239,000 and $2,480,000, respectively. Estimated future amortization expense as of September 30, 2011, is as follows (in thousands):

(Unaudited)
2011 (remaining three months)	$783
2012	2,499
2013	282
2014	166
2015	39

Total	$3,769